Toews Hedged SmallMid Cap Fund
Investment Objective
The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Toews Hedged SmallMid Cap Fund)	Toews Hedged SmallMid Cap Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Toews Hedged SmallMid Cap Fund)		Toews Hedged SmallMid Cap Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Total Other Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		1.70%
Management Fee Waiver and/or Expense Reimbursement		(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.35%
[1]	Based on estimated amounts for the Fund's current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are Redeemed
Expense Example (Toews Hedged SmallMid Cap Fund) (USD $)	1 Year	3 Years
Toews Hedged SmallMid Cap Fund Class A	137	502

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that primarily invest in small and mid-cap common stock, (2) small and mid-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents. The Fund defines small and mid-cap common stock securities as those securities included in the S and P Small-Cap 600 Index, S and P Small-Cap 600 Growth Index, Russell 2000 Index, Russell 2000 Growth Index, MSCI US Small-Cap Growth Index, S and P Mid-Cap 400 Index, and securities of other broad-based US small and mid-cap stock indices.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US small and mid-cap stock indices. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the US small and mid-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of small and mid-cap equity markets. The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US small and mid-cap stock indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Small-Cap and Mid-Cap Risk:

Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Performance

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged Large Cap Fund
Investment Objective
The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Toews Hedged Large Cap Fund)	Toews Hedged Large Cap Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (Toews Hedged Large Cap Fund)		Toews Hedged Large Cap Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Total Other Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		1.60%
Management Fee Waiver and/or Expense Reimbursement		(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%
[1]	Based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are Redeemed

Expense Example (Toews Hedged Large Cap Fund) (USD $)	1 Year	3 Years
Toews Hedged Large Cap Fund Class A	127	471

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in large-cap common stock, (2) large-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents. The Fund defines large-cap common stock securities as those securities included in the MSCI US Prime Market Growth Index, the S and P 500 Index, the S and P 500 Growth Index, the Russell 1000 Growth Index, the NASDAQ-100 Index, and or securities of other broad-based US large-cap stock indices.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US large-cap indices. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US large-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of large-cap equity markets. The adviser monitors, including monitoring price movements and momentum, of large-cap equity markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US large-cap indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Performance

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged International Developed Markets Fund
Investment Objective
The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Toews Hedged International Developed Markets Fund)	Toews Hedged International Developed Markets Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Toews Hedged International Developed Markets Fund)		Toews Hedged International Developed Markets Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Total Other Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		1.82%
Management Fee Waiver and/or Expense Reimbursement		(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.47%
[1]	Based on estimated amounts for the Fund's current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are Redeemed

Expense Example (Toews Hedged International Developed Markets Fund) (USD $)	1 Year	3 Years
Toews Hedged International Developed Markets Fund Class A	150	539

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchanged traded funds ("ETFs"), (2) derivative instruments, (3) fixed-income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "developed market" issuers outside the U.S.), (6) other fixed-income securities and (7) cash equivalents (of U.S. issuers). The Fund defines non-U.S. developed markets as those countries included in the MSCI EAFE Index (the "EAFE Index"). As of November 2009, the EAFE Index countries are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund defines non-U.S. developed market underlying funds as those that invest primarily in securities of and or derivatives linked to securities of issuers in EAFE Index countries. Similarly, the Fund defines non-U.S. developed market derivatives as those linked to securities of issuers in EAFE Index countries.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EAFE Index. The Fund's level of economic exposure will range from 0% to 125% of the Adviser's expected total return of the EAFE Index. The adviser may also use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the EAFE Index.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and momentum, of developed international markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EAFE Index. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivative Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Performance

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. .

Toews Hedged High Yield Bond Fund
Investment Objective
The Fund seeks to provide a high level of current income. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Toews Hedged High Yield Bond Fund)	Toews Hedged High Yield Bond Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (Toews Hedged High Yield Bond Fund) (USD $)	1 Year	3 Years
Toews Hedged High Yield Bond Fund Class A	137	502

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchange traded funds ("ETFs") and open-end investment companies ("Underlying Funds") that primarily invest in or are otherwise exposed to domestic and foreign high-yield debt instruments; (2) derivative instruments, including credit default swaps; (3) other U.S. or foreign fixed-income securities of any rating and (4) U.S. or foreign cash equivalents. The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody's Investors Service, Inc. ('Moody's') or lower than BBB- by S and P (below investment grade). Up to 100% of the Fund's assets may be invested in instruments generally rated below Caa3 by Moody's or CCC- by S and P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps ('CDS') are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the 'seller') receives pre-determined periodic payments from the other party (the 'buyer'). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the high-yield bond market generally. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the high-yield bond market. The adviser may also use a 'representative sampling' strategy to manage the Fund. This strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the high-yield bond market. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the high-yield bond market. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Below-Investment Grade Securities Risk:

High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

Credit Risk:

Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and credit default swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF and Underlying Fund Risk:

ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Interest Rate Risk:

When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Performance
Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged Growth Allocation Fund
Investment Objective
The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Toews Hedged Growth Allocation Fund)	Toews Hedged Growth Allocation Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Toews Hedged Growth Allocation Fund)		Toews Hedged Growth Allocation Fund Class A
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Total Other Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		1.74%
[1]	Based on estimated amounts for the Fund's current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are Redeemed
Expense Example (Toews Hedged Growth Allocation Fund) (USD $)	1 Year	3 Years
Toews Hedged Growth Allocation Fund Class A	142	514

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.68% of the average value of its portfolio.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in U.S. and foreign common stocks of any capitalization and U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (2) U.S. and foreign common stocks of any capitalization, (3) U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (4) derivative instruments, including credit default swaps, and (5) U.S. or foreign cash equivalents using the adviser's "Growth Allocation" strategy. The use of "Growth" in both the Fund's name and the strategy's name refers to the primary investment objective of long-term growth of capital rather than a strategy of investing in relatively high growth companies.

The adviser's Growth Allocation strategy allocates assets among the following sub-strategies: (1) Hedged International Developed Equities, (2) Hedged High Yield Bond, (3) Hedged Large-Cap, (4) Hedged Mid-Cap and (5) Hedged Small-Cap. Each sub-strategy seeks to capture returns representative of broad-based securities market indices or securities suggested by the sub-strategy's name. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of each sub-strategy index. The Fund defines the returns of the MSCI EAFE Index (composed of equities from 21 non-U.S. economically developed countries) as representative of the returns sought under the Hedged International Developed Equities sub-strategy. The Fund defines the returns of high-yield debt instruments (those rated lower than Baa3 by Moody's or lower than BBB- by S and P) as representative of the returns sought under the Hedged High Yield Bond sub-strategy. The Fund defines the returns of the S and P 500 Index as representative of the returns sought under the Hedged Large-Cap sub-strategy. The Fund defines the returns of the S and P Mid-Cap 400 Index as representative of the returns sought under the Hedged Mid-Cap sub-strategy. The Fund defines the returns of the S and P Small-Cap 600 Index as representative of the returns sought under the Hedged Small-Cap sub-strategy.

The adviser anticipates its Growth Allocation strategy, which determines asset allocation based upon an analysis of long-term historical returns and volatility of various asset classes, will produce asset allocation ranges as follows. Sub-Strategy Asset Class Allocation Target Allocation Range Hedged International Developed Equities 30% 0% to 50% Hedged High Yield Bond 20% 0% to 50% Hedged Large-Cap Equities 20% 0% to 40% Hedged Mid-Cap Equities 15% 0% to 30% Hedged Small-Cap Equities 15% 0% to 30% Each sub-strategy will be hedged (or sold outright to a cash equivalent) independently of the others. This means the Fund may not be completely hedged or allocated at any one time and the Fund may maintain a position in one or more asset class and or style position while being a defensive position for one or more others. Other than a cash equivalent, one asset class and or style position will not dominate the total allocation of the Fund; however, the adviser may leverage each asset class and or style position slightly. Generally, the allocation will not be rebalanced until ending a defensive position. However, the adviser may from time to time rebalance to the Fund to targets based on the adviser's discretion.

Up to 50% of the Fund's assets may be invested in high yield debt instruments. Additionally, the Fund's entire high yield debt allocation may be in securities rated below Caa3 by Moody's or CCC- by S and P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps ('CDS') are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the 'seller') receives pre-determined periodic payments from the other party (the 'buyer'). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US and foreign stock indices and fixed income markets. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices and markets. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US and foreign stock indices and, with respect to the high-yield bond segments of the portfolio, the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of U.S. and foreign equity and fixed-income (including high yield bond) markets. The adviser monitors, including monitoring price movements and momentum of, said markets, in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based U.S. and foreign stock indices and fixed-income (including high-yield bond) markets. The adviser's decision to buy or sell the Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices/markets. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Below-Investment Grade Securities Risk:

High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

Credit Risk:

Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Interest Rate Risk:

When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Small-Cap and Mid-Cap Risk:

Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Performance

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged Emerging Markets Fund
Investment Objective
The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Toews Hedged Emerging Markets Fund)	Toews Hedged Emerging Markets Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Toews Hedged Emerging Markets Fund)		Toews Hedged Emerging Markets Fund Class A
Management Fees		1.25%
Distribution and Service (12b-1) Fees		none
Total Other Expenses	[1]	0.53%
Total Annual Fund Operating Expenses		2.37%
Management Fee Waiver and/or Expense Reimbursement		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver		0.43%
[1]	Based on estimated amounts for the Fund's current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for waivers during the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (Toews Hedged Emerging Markets Fund) (USD $)	1 Year	3 Years
Toews Hedged Emerging Markets Fund Class A	212	713

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs"), (2) derivative instruments, (3) fixed income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "emerging market" issuers outside the U.S.), (6) fixed income securities and (7) cash equivalents (of U.S. Issuers). The Fund defines emerging markets as those countries included in the MSCI Emerging Markets Index (the "EM Index"). As of November 2009, the EM Index countries are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Fund defines non-U.S. emerging market ETFs as those that invest primarily in securities of and or derivatives linked to securities of issuers in EM Index countries. Similarly, the Fund defines non-U.S. emerging market derivatives as those linked to securities of issuers in EM Index countries.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EM Index. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the EM Index. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the EM Index.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of emerging markets. The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EM Index. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. These risks are generally greater in emerging foreign markets than in established foreign markets.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities andor cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a relatively new mutual fund that commenced operations in 2009 and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Performance
Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Toews Hedged SmallMid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	502
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.63%)
Toews Hedged SmallMid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged SmallMid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.21%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that primarily invest in small and mid-cap common stock, (2) small and mid-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents. The Fund defines small and mid-cap common stock securities as those securities included in the S and P Small-Cap 600 Index, S and P Small-Cap 600 Growth Index, Russell 2000 Index, Russell 2000 Growth Index, MSCI US Small-Cap Growth Index, S and P Mid-Cap 400 Index, and securities of other broad-based US small and mid-cap stock indices.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US small and mid-cap stock indices. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the US small and mid-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of small and mid-cap equity markets. The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US small and mid-cap stock indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Small-Cap and Mid-Cap Risk:

Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	471
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.48%)
Toews Hedged Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
If Shares Are Redeemed

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in large-cap common stock, (2) large-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents. The Fund defines large-cap common stock securities as those securities included in the MSCI US Prime Market Growth Index, the S and P 500 Index, the S and P 500 Growth Index, the Russell 1000 Growth Index, the NASDAQ-100 Index, and or securities of other broad-based US large-cap stock indices.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US large-cap indices. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US large-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of large-cap equity markets. The adviser monitors, including monitoring price movements and momentum, of large-cap equity markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US large-cap indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged International Developed Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	539
Toews Hedged International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged International Developed Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
If Shares Are Redeemed

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchanged traded funds ("ETFs"), (2) derivative instruments, (3) fixed-income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "developed market" issuers outside the U.S.), (6) other fixed-income securities and (7) cash equivalents (of U.S. issuers). The Fund defines non-U.S. developed markets as those countries included in the MSCI EAFE Index (the "EAFE Index"). As of November 2009, the EAFE Index countries are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund defines non-U.S. developed market underlying funds as those that invest primarily in securities of and or derivatives linked to securities of issuers in EAFE Index countries. Similarly, the Fund defines non-U.S. developed market derivatives as those linked to securities of issuers in EAFE Index countries.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EAFE Index. The Fund's level of economic exposure will range from 0% to 125% of the Adviser's expected total return of the EAFE Index. The adviser may also use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the EAFE Index.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and momentum, of developed international markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EAFE Index. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivative Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. .

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year
Toews Hedged High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	502
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.41%)
Toews Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.31%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchange traded funds ("ETFs") and open-end investment companies ("Underlying Funds") that primarily invest in or are otherwise exposed to domestic and foreign high-yield debt instruments; (2) derivative instruments, including credit default swaps; (3) other U.S. or foreign fixed-income securities of any rating and (4) U.S. or foreign cash equivalents. The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody's Investors Service, Inc. ('Moody's') or lower than BBB- by S and P (below investment grade). Up to 100% of the Fund's assets may be invested in instruments generally rated below Caa3 by Moody's or CCC- by S and P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps ('CDS') are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the 'seller') receives pre-determined periodic payments from the other party (the 'buyer'). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the high-yield bond market generally. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the high-yield bond market. The adviser may also use a 'representative sampling' strategy to manage the Fund. This strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the high-yield bond market. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the high-yield bond market. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Below-Investment Grade Securities Risk:

High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

Credit Risk:

Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and credit default swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF and Underlying Fund Risk:

ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Interest Rate Risk:

When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in U.S. and foreign common stocks of any capitalization and U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (2) U.S. and foreign common stocks of any capitalization, (3) U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (4) derivative instruments, including credit default swaps, and (5) U.S. or foreign cash equivalents using the adviser's "Growth Allocation" strategy. The use of "Growth" in both the Fund's name and the strategy's name refers to the primary investment objective of long-term growth of capital rather than a strategy of investing in relatively high growth companies.

The adviser's Growth Allocation strategy allocates assets among the following sub-strategies: (1) Hedged International Developed Equities, (2) Hedged High Yield Bond, (3) Hedged Large-Cap, (4) Hedged Mid-Cap and (5) Hedged Small-Cap. Each sub-strategy seeks to capture returns representative of broad-based securities market indices or securities suggested by the sub-strategy's name. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of each sub-strategy index. The Fund defines the returns of the MSCI EAFE Index (composed of equities from 21 non-U.S. economically developed countries) as representative of the returns sought under the Hedged International Developed Equities sub-strategy. The Fund defines the returns of high-yield debt instruments (those rated lower than Baa3 by Moody's or lower than BBB- by S and P) as representative of the returns sought under the Hedged High Yield Bond sub-strategy. The Fund defines the returns of the S and P 500 Index as representative of the returns sought under the Hedged Large-Cap sub-strategy. The Fund defines the returns of the S and P Mid-Cap 400 Index as representative of the returns sought under the Hedged Mid-Cap sub-strategy. The Fund defines the returns of the S and P Small-Cap 600 Index as representative of the returns sought under the Hedged Small-Cap sub-strategy.

The adviser anticipates its Growth Allocation strategy, which determines asset allocation based upon an analysis of long-term historical returns and volatility of various asset classes, will produce asset allocation ranges as follows. Sub-Strategy Asset Class Allocation Target Allocation Range Hedged International Developed Equities 30% 0% to 50% Hedged High Yield Bond 20% 0% to 50% Hedged Large-Cap Equities 20% 0% to 40% Hedged Mid-Cap Equities 15% 0% to 30% Hedged Small-Cap Equities 15% 0% to 30% Each sub-strategy will be hedged (or sold outright to a cash equivalent) independently of the others. This means the Fund may not be completely hedged or allocated at any one time and the Fund may maintain a position in one or more asset class and or style position while being a defensive position for one or more others. Other than a cash equivalent, one asset class and or style position will not dominate the total allocation of the Fund; however, the adviser may leverage each asset class and or style position slightly. Generally, the allocation will not be rebalanced until ending a defensive position. However, the adviser may from time to time rebalance to the Fund to targets based on the adviser's discretion.

Up to 50% of the Fund's assets may be invested in high yield debt instruments. Additionally, the Fund's entire high yield debt allocation may be in securities rated below Caa3 by Moody's or CCC- by S and P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps ('CDS') are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the 'seller') receives pre-determined periodic payments from the other party (the 'buyer'). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US and foreign stock indices and fixed income markets. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices and markets. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US and foreign stock indices and, with respect to the high-yield bond segments of the portfolio, the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of U.S. and foreign equity and fixed-income (including high yield bond) markets. The adviser monitors, including monitoring price movements and momentum of, said markets, in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based U.S. and foreign stock indices and fixed-income (including high-yield bond) markets. The adviser's decision to buy or sell the Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices/markets. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Below-Investment Grade Securities Risk:

High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

Credit Risk:

Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

ETF Risk:

ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and or cash equivalents, which may limit potential gains when compared to unhedged funds.

Interest Rate Risk:

When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a new mutual fund and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Small-Cap and Mid-Cap Risk:

Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk – Because the Fund is nondiversified, the value of its investments may be more affected by a single adverse economic, political, or regulatory event than the value of the investments of a diversified fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Toews Hedged Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	713
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.03%)
Toews Hedged Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for waivers during the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs"), (2) derivative instruments, (3) fixed income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "emerging market" issuers outside the U.S.), (6) fixed income securities and (7) cash equivalents (of U.S. Issuers). The Fund defines emerging markets as those countries included in the MSCI Emerging Markets Index (the "EM Index"). As of November 2009, the EM Index countries are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. The Fund defines non-U.S. emerging market ETFs as those that invest primarily in securities of and or derivatives linked to securities of issuers in EM Index countries. Similarly, the Fund defines non-U.S. emerging market derivatives as those linked to securities of issuers in EM Index countries.

The adviser employs what it defines as a 'hedging' strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EM Index. The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the EM Index. The adviser also may use a 'representative sampling' indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the EM Index.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of emerging markets. The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EM Index. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

Derivatives Risk:

The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

Foreign Risk:

The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. These risks are generally greater in emerging foreign markets than in established foreign markets.

Hedging Risk:

When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities andor cash equivalents, which may limit potential gains when compared to unhedged funds.

Issuer Risk:

Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations:

The Fund is a relatively new mutual fund that commenced operations in 2009 and has a limited history of operation.

Management Risk:

The ability of the Fund to meet its investment objective is directly related to the adviser's investment model. The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

Market Risk:

Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Non-Diversified Risk:

As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Lord Abbett New Jersey Tax-Free Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	307
3 Years	rr_ExpenseExampleYear03	481
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.57%)
Lord Abbett New Jersey Tax-Free Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
Lord Abbett New Jersey Tax-Free Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
Lord Abbett New Jersey Tax-Free Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
Lord Abbett New Jersey Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT NEW JERSEY TAX FREE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

141414(Toews Hedged International Developed Markets Fund) The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from New Jersey personal income tax as is consistent with reasonable risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 95 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.22%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal income tax and New Jersey personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of New Jersey. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the U.S. and their political subdivisions, agencies, and instrumentalities that provide income free from federal and state personal income tax. Municipal bonds generally are divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, which are payable only from revenue derived from a particular facility or source, including bridges, tolls, or sewer services. Industrial development bonds and private activity bonds are considered revenue bonds.

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as "non-investment grade," "high yield," or "junk") municipal bonds rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"), at the time of purchase, BB/Ba or lower (or unrated by NRSROs but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer as compared to other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest subject to the federal alternative minimum tax ("AMT"), including certain private activity bonds (also known as "AMT paper"), and fixed income securities that pay interest that is subject to federal and New Jersey income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not New Jersey taxes. If the supply of New Jersey tax-exempt municipal bonds is insufficient to meet the Fund's investment needs, the Fund may invest in municipal bonds issued by other states.

The Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund will do so in an attempt to increase income, or reduce or increase portfolio duration.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. In keeping with the Fund's strategy to seek tax-exempt income in a manner consistent with reasonable risk, the Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund's holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment.

When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund's investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund's performance or increase volatility:

Below Investment Grade Municipal Bond Risk:

Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but may have greater price fluctuations and have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid, which may make such bonds more difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.

Call Risk:

As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

Credit Risk:

Municipal bonds are subject to the risk that the issuer of a security may not make interest and principal payments as they become due. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

Derivatives Risk:

Loss may result from the Fund's investments in certain derivative transactions including swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk and may cause the Fund to realize a limited amount of taxable income.

Extension Risk:

Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

Governmental Risk :

Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices.

Industry Risk :

Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

Interest Rate Risk:

As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund's investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on shorter-term bonds.

Liquidity Risk:

It may be difficult for the Fund to sell certain securities, including below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

Market and Portfolio Management Risks:

If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

Nondiversification Risk:

The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund's investments may be more affected by a single adverse event as compared to a diversified fund.

State and Territory Risks:

Because the Fund focuses on the State of New Jersey, the Fund's performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 caused extraordinary declines in tax revenues, increased demands for government services, and added pressure on budgetary reserves for affected governments. State, territory, and local economies continue to be affected by severely decreased tax revenues and additional pressure on budgets. State and local governments also have relied heavily on federal stimulus funds and other one-time measures to deal with their current budget crises and are likely to face less flexibility and liquidity in the future. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

Taxability Risk:

The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk - The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund's investments may be more affected by a single adverse event as compared to a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.No performance is shown for Class I and P shares because the Fund has not issued Class I and P shares as of the date of this prospectus.

Lord Abbett New York Tax-Free Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	490
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.36%)
Lord Abbett New York Tax-Free Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.86%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	477
Lord Abbett New York Tax-Free Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
Lord Abbett New York Tax-Free Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
Lord Abbett New York Tax-Free Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
Lord Abbett New York Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT NEW YORK TAX FREE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

151515(Toews Hedged High Yield Bond Fund)The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from the personal income tax of New York State as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least  $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 95 of the prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" of the statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.34%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amounts to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds, the interest on which is exempt from federal, New York State, and New York City personal income tax. If the interest on a particular municipal bond is so exempt, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of New York State or New York City. Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the U.S. and their political subdivisions, agencies, and instrumentalities that provide income free from federal, state, and local personal income tax. Municipal bonds generally are divided into two types: (1) general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, which are payable only from revenue derived from a particular facility or source, including bridges, tolls, or sewer services. Industrial development bonds and private activity bonds are considered revenue bonds.

Under normal market conditions, the Fund primarily invests in investment grade municipal bonds rated, at the time of purchase, BBB/Baa or higher (or unrated but determined by Lord Abbett to be of comparable quality). The Fund may invest up to 20% of its net assets in below investment grade (also known as "non-investment grade," "high yield," or "junk") municipal bonds rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"), at the time of purchase, BB/Ba or lower (or unrated by NRSROs but determined by Lord Abbett to be of comparable quality). The Fund is nondiversified, meaning that it may invest a greater percentage of its assets in a particular issuer than other funds. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may invest up to 20% of its net assets in municipal bonds that pay interest subject to the federal alternative minimum tax ("AMT"), including certain private activity bonds (also known as "AMT paper"), and fixed income securities that pay interest that is subject to federal income tax, New York State, and New York City personal income taxes. These bonds may include municipal bonds issued by other states, which may be exempt from federal but not New York State and New York City taxes. If the supply of state tax-exempt municipal bonds is insufficient to meet the Fund's investment needs, the Fund may invest in municipal bonds issued by other states.

The Fund may invest in certain derivatives, which are financial instruments that derive their value from the value of an underlying asset, reference rate, or index. The Fund will do so in an attempt to increase income, or reduce or increase portfolio duration.

Under normal circumstances, we intend to maintain the average weighted stated maturity of the Fund at between ten and twenty-five years. A substantial amount of the Fund's holdings may be "callable," a feature that allows the bond issuer to redeem the bond before its maturity date. In selecting municipal bonds, we focus on credit quality, income tax exemption, total return potential, and call protection. In keeping with the Fund's strategy to seek tax-exempt income in a manner consistent with reasonable risk, the Fund assesses risk by considering the volatility (i.e., the level of price fluctuations in the Fund's holdings) that the Fund has over time. The Fund believes that a volatility that generally approximates the volatility of the Barclays Capital Municipal Bond Index represents a reasonable risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or political subdivisions of governments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund's investments typically will lose value. The following is a summary of certain risks that could adversely affect the Fund's performance or increase volatility:

Below Investment Grade Municipal Bond Risk:

Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but may have greater price fluctuations and have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid, which may make such bonds more difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.

Call Risk:

As interest rates decline, bond issuers may pay off their loans early by buying back the bonds, thus depriving bondholders of above market interest rates.

Credit Risk:

Municipal bonds are subject to the risk that the issuer of a security may not make interest and principal payments as they become due. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each state and the municipalities, agencies, instrumentalities, and other issuers within the state. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

Derivatives Risk:

Loss may result from the Fund's investments in certain derivative transactions including swap transactions, interest rate caps and similar instruments, and inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund's interest rate risk and may cause the Fund to realize a limited amount of taxable income.

Extension Risk:

Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

Governmental Risk:

Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices.

Industry Risk:

Where nongovernmental users of facilities financed by tax-exempt revenue bonds are in the same industry (such as frequently occurs in the electric utility and health care industries), there may be additional risk to the Fund in the event of an economic downturn in that industry, as such users may have difficulty making payments on their obligations.

Interest Rate Risk:

As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund's investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on shorter-term bonds.

Liquidity Risk:

It may be difficult for the Fund to sell certain securities, including below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund.

Market and Portfolio Management Risks :

If certain markets or investments do not perform as expected, the Fund could underperform similar funds or lose money.

Nondiversification Risk:

The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund's investments may be more affected by a single adverse event than diversified fund.

State and Territory Risks:

Because the Fund focuses on New York State and New York City, the Fund's performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. Downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of the Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies. The effects of the national economic recession that began in 2008 caused extraordinary declines in tax revenues, increased demands for government services, and added pressure on budgets for affected governments. State, territory, and local economies continue to be affected by severely decreased tax revenues and additional pressure on budgets. State and local governments also have relied heavily on federal stimulus funds and other one-time measures to deal with their current budget crises and are likely to face less flexibility and liquidity in the future. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund's investments and could cause you to lose money.

Taxability Risk:

The Internal Revenue Service ("IRS") has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the principal risks of the Fund, please see the "More Information About the Fund – Principal Risks" section in the Fund's prospectus.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk – The Fund is nondiversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. As a result, the value of the Fund's investments may be more affected by a single adverse event than diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class I and P shares because the Fund has not issued Class I and P shares as of the date of this prospectus.

[1]	Based on estimated amounts for the Fund's current fiscal year.